Schedule of Investments (unaudited)	iShares® Global 100 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
BHP Group Ltd.	1,057,537	$36,130,339

China — 1.0%
Tencent Holdings Ltd.	1,290,700	48,730,186

France — 3.7%
AXA SA	361,719	11,812,456
Cie. de Saint-Gobain	107,897	7,957,114
Engie SA	361,933	6,375,918
L’Oreal SA	48,040	23,947,968
LVMH Moet Hennessy Louis Vuitton SE	54,412	44,211,755
Sanofi	231,724	23,027,057
Schneider Electric SE	111,781	22,502,206
TotalEnergies SE	467,601	31,796,389
		171,630,863
Germany — 2.7%
Allianz SE, Registered	84,059	22,464,031
BASF SE	186,404	10,037,311
Bayer AG, Registered	205,014	7,606,819
Deutsche Bank AG, Registered	421,148	5,749,132
Deutsche Telekom AG, Registered	725,273	17,437,961
E.ON SE	471,009	6,328,033
Mercedes-Benz Group AG	167,082	11,528,291
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen, Registered	28,413	11,786,095
RWE AG	139,733	6,359,654
Siemens AG, Registered	156,660	29,390,870
		128,688,197
Japan — 2.7%
Bridgestone Corp.	120,700	4,985,073
Canon Inc.	210,750	5,406,519
Honda Motor Co. Ltd.	1,041,500	10,743,294
Mitsubishi UFJ Financial Group Inc.	2,644,200	22,692,864
Panasonic Holdings Corp.	505,100	4,974,009
Seven & i Holdings Co. Ltd.	166,020	6,566,016
Sony Group Corp.	262,700	24,860,049
Toyota Motor Corp.	2,584,400	47,355,793
		127,583,617
Netherlands — 1.7%
ASML Holding NV	84,023	63,427,911
ING Groep NV	754,639	11,315,461
Koninklijke Philips NV(a)	191,678	4,485,692
		79,229,064
South Korea — 1.4%
Samsung Electronics Co. Ltd.	1,070,112	64,952,366

Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	1,244,937	11,346,677
Banco Santander SA	3,368,674	14,090,087
Telefonica SA	1,191,434	4,658,355
		30,095,119
Switzerland — 4.1%
ABB Ltd., Registered	336,967	14,960,713
Nestle SA, Registered	556,521	64,511,836
Novartis AG, Registered	431,984	43,634,914
Roche Holding AG, Bearer	5,838	1,814,015
Roche Holding AG, NVS	146,439	42,568,867
Swiss Re AG	60,646	6,824,525
UBS Group AG, Registered	630,714	19,590,961
		193,905,831
Security	Shares	Value

United Kingdom — 5.4%
Anglo American PLC	276,120	$6,910,372
AstraZeneca PLC	323,058	43,577,243
Barclays PLC	3,030,586	5,934,089
BP PLC	3,529,067	20,920,548
Diageo PLC	464,735	16,867,631
GSK PLC	851,282	15,722,489
HSBC Holdings PLC	4,050,937	32,771,917
National Grid PLC	771,870	10,398,103
Prudential PLC	568,355	6,412,571
Rio Tinto PLC	232,320	17,280,209
Shell PLC	1,373,986	44,976,148
Standard Chartered PLC	476,580	4,044,323
Unilever PLC	524,005	25,367,598
Vodafone Group PLC	4,699,621	4,104,364
		255,287,605
United States — 75.6%
3M Co.	114,939	12,565,131
Abbott Laboratories	361,711	39,813,530
Alphabet Inc., Class A(a)	1,233,525	172,311,107
Alphabet Inc., Class C, NVS(a)	1,038,168	146,309,016
Amazon.com Inc.(a)	1,895,510	288,003,789
American Tower Corp.	96,796	20,896,320
Aon PLC, Class A	42,178	12,274,642
Apple Inc.	3,047,253	586,687,620
Bristol-Myers Squibb Co.	424,114	21,761,289
Broadcom Inc.	91,490	102,125,712
Caterpillar Inc.	106,168	31,390,693
Chevron Corp.	365,927	54,581,671
Citigroup Inc.	399,922	20,571,988
Coca-Cola Co. (The)	811,040	47,794,587
Colgate-Palmolive Co.	172,046	13,713,787
DuPont de Nemours Inc.	89,632	6,895,390
Eli Lilly & Co.	166,211	96,887,716
Emerson Electric Co.	119,055	11,587,623
Exxon Mobil Corp.	834,925	83,475,802
Ford Motor Co.	819,807	9,993,447
General Electric Co.	226,631	28,924,915
Goldman Sachs Group Inc. (The)	67,973	26,221,944
Honeywell International Inc.	137,688	28,874,550
HP Inc.	182,988	5,506,109
Intel Corp.	878,768	44,158,092
International Business Machines Corp.	190,323	31,127,327
Johnson & Johnson	501,759	78,645,706
Johnson Controls International PLC	140,420	8,093,809
JPMorgan Chase & Co.	603,591	102,670,829
Kimberly-Clark Corp.	70,643	8,583,831
Marsh & McLennan Companies Inc.	102,489	19,418,591
Mastercard Inc., Class A	172,800	73,700,928
McDonald’s Corp.	151,111	44,805,923
Merck & Co. Inc.	527,238	57,479,487
Microsoft Corp.	1,549,155	582,544,246
Morgan Stanley	264,598	24,673,764
Nike Inc., Class B	254,066	27,583,946
Nvidia Corp.	514,838	254,958,074
PepsiCo Inc.	286,114	48,593,602
Pfizer Inc.	1,173,998	33,799,402
Philip Morris International Inc.	323,574	30,441,842
Procter & Gamble Co. (The)	491,255	71,988,508
Raytheon Technologies Corp.	301,851	25,397,743
Texas Instruments Inc.	189,297	32,267,567
Thermo Fisher Scientific Inc.	80,528	42,743,457

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walmart Inc.	296,616	$46,761,512
		3,559,606,564

Total Long-Term Investments — 99.8%
(Cost: $3,192,468,149)		4,695,839,751

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%(b)(c)	6,720,000	6,720,000

Total Short-Term Securities — 0.1%
(Cost: $6,720,000)		6,720,000

Total Investments — 99.9%
(Cost: $3,199,188,149)		4,702,559,751

Other Assets Less Liabilities — 0.1%		3,511,516

Net Assets — 100.0%		$4,706,071,267

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$607,245	$—		$(609,122	)(b)	$1,814	$63	$—	—	$6,021	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,900,000	2,820,000	(b)	—		—	—	6,720,000	6,720,000	280,416		—
						$1,814	$63	$6,720,000		$286,437		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Euro STOXX 50 Index	21	03/15/24	$1,055	$(2,878)
S&P 500 E-Mini Index	31	03/15/24	7,471	276,738
				$273,860

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,559,606,564	$1,136,233,187	$—	$4,695,839,751
Short-Term Securities
Money Market Funds	6,720,000	—	—	6,720,000
	$3,566,326,564	$1,136,233,187	$—	$4,702,559,751

Derivative Financial Instruments(a)
Assets
Equity Contracts	$276,738	$—	$—	$276,738
Liabilities
Equity Contracts	—	(2,878)	—	(2,878)
	$276,738	$(2,878)	$—	273,860

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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